Organization and Business Background (Tables)	12 Months Ended
Dec. 31, 2020
Organization and Business Background
Schedule of Subsidiary of Limited Liability Company or Limited Partnership, Description

As of December 31, 2020, details of the Company’s subsidiaries are as follows:

		Place of	Percentage of
	Date of	incorporation/	equity interest
	incorporation/	registration and	attributable to
Name	establishment	operation	the Company	Principal activities

Sun Line Industrial Limited 新麗工業有限公司	April 27, 1993	Hong Kong	100%	Dormant

Sun Ngai Spraying and Silk Print Co., Ltd.	July 25, 1995	BVI	100%	Dormant

Sun Terrace Industries Limited	March 2, 2004	BVI	100%	Dormant

Viewmount Developments Limited	November 12, 2013	BVI	100%	Investment holding

Schedule Of Net Income

Year ending April 30,	Net Income
HK$

2011	130,700
2012	176,000
2013	250,000

Schedule Of Recapitalization In Connection With Reverse Merger To Net Assets Acquired	The net assets of the Company as of December 16, 2010 were as follows:

Net assets acquired:	HK$

Cash	58,160
Accounts payable and accrued liabilities	(1,524)

56,636

Schedule of Treasury Stock by Class

The following table summarizes the Company’s repurchases of securities under the 2011 and 2013 Repurchase Programs:

	Total number of	Total number of
	publicly held	ordinary shares
	warrants purchased as	purchased as part of	Total number of units
	part of the publicly	the publicly	purchased as part of the
	announced	announced repurchase	publicly announced
Period*	repurchase plans	plans	repurchase plans
February 2012	—	4,000	—
June 2012	—	60,675	—
January 2013	—	600,000	—
June 2013	80,000	94,100	—
August 2013	5,000	—	—
September 2013	—	73,990	—
October 2013	—	586,010	—
August 2014	547,600	—	—

* Each period covers the full calendar month indicated. There were no repurchases made in omitted months. Repurchases for September 2013 and earlier months were under the 2011 Repurchase Program. Repurchases for October 2013 onward were under the 2013 Repurchase Program. As of the date hereof, the approximate dollar value of securities that may be purchased under the Company’s current repurchase program stood at U.S.$1,431,918.